Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	PROPERTY AND EQUIPMENT, NET
Property and equipment, net as of December 31, 2018 and 2019 consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Computer equipment and software	$35	$35
Laboratory equipment	610	843
Office furniture	27	42
Leasehold improvements	219	241
Total	891	1,161
Less: Accumulated depreciation	(246)	(453)
Property and equipment, net	$645	$708

Depreciation expense was $0.2 million for each of the years ended December 31, 2018 and 2019.